SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 15                  [X]
                             (File No. 33-62457)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 43                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on Oct. 3, 2005 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 15 to this Registration Statement No. 33-62457 on Form N-6 does not supersede Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 filed on or about April 28, 2005 on behalf of American Express(R) Succession Select Variable Life Insurance.

The purpose of this Post-Effective Amendment No. 15 is to supplement the prospectus and Statement of Additional Information related to American Express(R) Succession Select Variable Life Insurance filed electronically as Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 filed on or about April 28, 2005 and declared effective April 29, 2005 and is incorporated herein by reference to Part A of Post-Effective Amendment No. 15 to this Registration Statement.

The combined Statement of Additional Information relating to American Express(R) Succession Select Variable Life Insurance filed electronically on or about April 28, 2005 and declared effective April 29, 2005 is incorporated herein by reference to Part B to Post-Effective Amendment No. 15 to this Registration Statement.

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Variable Retirement and Combination Retirement Annuities                   S-6154 W          S-6323 C       4/29/05
IDS Life Flexible Annuity                                                           S-6155 X          S-6323 C       4/29/05
IDS Life Employee Benefit Annuity                                                   S-6157 W          S-6323 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract or certificate described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).
                                                                                 Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)        1.24%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                         Management   Distribution     Other
Fund (Old Name / New Name)                                                  fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                            0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

                                     -- 3 --

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract or certificate. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract and certificate owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 4 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Group Variable Annuity Contract                                            S-6156 R          S-6323 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)     1.10%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 5 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Variable Annuity Fund A                                                    S-6348 C          S-6366 C       4/29/05
IDS Life Variable Annuity Fund B                                                    S-6349 C          S-6366 C       4/29/05

E
On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Core Equity Fund as indicated in the following chart:

----------------------------------- ---------------------------------------
Old Fund Name                       New Fund Name
----------------------------------- ---------------------------------------
AXP(R) Variable Portfolio - Core    RiverSource(SM) Variable Portfolio -
Equity Fund                         Core Equity Fund
----------------------------------- ---------------------------------------

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 6 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Flexible Portfolio Annuity                                                 S-6161 M          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)        1.54%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 7 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                 Prospectus Form #       Date
American Express Guaranteed Term Annuity         S-6401 U           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

----------------------------------------- ----------------------------------
Old Annuity Name                          New Annuity Name
----------------------------------------- ----------------------------------
American Express Guaranteed Term Annuity  RiverSource(SM) Guaranteed Term
                                          Annuity
----------------------------------------- ----------------------------------

The RiverSource brand also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 8 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Variable Annuity(R)                             S-6467 J          S-6325 C       4/29/05
American Express Retirement Advisor Variable Annuity(R) - Band 3                    S-6477 J          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------------- -------------------------------------
Old Annuity Name                         New Annuity Name
---------------------------------------- -------------------------------------
American Express Retirement Advisor      RiverSource(SM) Retirement Advisor
Variable Annuity(R)                      Variable Annuity
---------------------------------------- -------------------------------------
American Express Retirement Advisor      RiverSource(SM) Retirement Advisor
Variable Annuity(R) - Band 3             Variable Annuity - Band 3
---------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                             0.63%        0.13%         0.39%       1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                 0.49%        0.13%         0.18%       0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%         0.09%       0.84%(1)

                                     -- 9 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management   Distribution     Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.64%        0.13%         0.80%       1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%       2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%       1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%       1.97%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%       1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 10 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Advantage(R)
   Variable Annuity / American Express Retirement
   Advisor Select Variable Annuity(R)                                               S-6406 H          S-6325 C       4/29/05
American Express Retirement Advisor Advantage(R)
   Variable Annuity - Band 3                                                        S-6407 F          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

----------------------------------------- -------------------------------------
Old Annuity Name                          New Annuity Name
----------------------------------------- -------------------------------------
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Advantage(R) Variable Annuity /           Advantage Variable  Annuity /
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Select Variable Annuity(R)                Select  Variable Annuity
----------------------------------------- -------------------------------------
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Advantage(R)  Variable Annuity - Band 3   Advantage  Variable Annuity - Band 3
----------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%    0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.63%        0.13%         0.39%    1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%    0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%    0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.57%        0.13%         0.15%    0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%    1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.49%        0.13%         0.18%    0.80%(1),(2)

                                    -- 11 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management   Distribution     Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                              0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                     0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.64%        0.13%         0.80%       1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%       2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%       1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%       1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.94%        0.13%         0.20%       1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%       1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99%for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 12 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Advantage Plus(R)
   Variable Annuity / American Express Retirement Advisor
   Select Plus(R) Variable Annuity                                                  S-6273 F          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------------- ---------------------------------------
Old Annuity Name                           New Annuity Name
---------------------------------------- ---------------------------------------
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Advantage Plus(R) Variable Annuity /       Advantage Plus Variable Annuity /
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Select Plus(R) Variable Annuity            Select Plus Variable Annuity
---------------------------------------- ---------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.63%        0.13%         0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.57%        0.13%         0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.49%        0.13%         0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.55%        0.13%         0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%     0.84%(1)

                                    -- 13 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.64%        0.13%         0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.63%        0.13%         2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.81%        0.13%         1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.94%        0.13%         0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.29%        0.13%         0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.61%        0.13%         0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.85%        0.13%         0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.11%        0.13%         0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                                   0.75%        0.25%         0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 14 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                   Prospectus Form #     SAI Form #       Date
American Express(R) Variable Universal Life                                         S-6194 AF         S-6333 C       4/29/05
American Express(R) Variable Universal Life III                                     S-6189 J          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

------------------------------------------ ------------------------------------
Old Policy Name                            New Policy Name
------------------------------------------ ------------------------------------
American Express(R) Variable Universal     RiverSource(SM) Variable Universal
Life                                       Life
------------------------------------------ ------------------------------------
American Express(R) Variable Universal     RiverSource(SM) Variable Universal
Life III                                   Life Insurance III
------------------------------------------ ------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)

                                    -- 15 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.29%        0.13%         0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.61%        0.13%         0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.85%        0.13%         0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.11%        0.13%         0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                                   0.75%        0.25%         0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

For American Express(R) Variable Universal Life III Only:

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 37 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 16 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express(R) Variable Universal Life IV/
   American Express(R) Variable Universal Life IV - Estate Series                   S-6418 E          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

------------------------------------------- ------------------------------------
Old Policy Name                               New Policy Name
------------------------------------------- ------------------------------------
American Express(R) Variable Universal Life   RiverSource(SM) Variable Universal
IV/ American Express(R) Variable Universal    Life IV/ RiverSource(SM) Variable
Life IV - Estate Series                       Universal Life IV - Estate Series
------------------------------------------- ------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                              Management  Distribution     Other
Fund (Old Name / New Name)                                                       fees     (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                        0.51%       0.13%         0.08%    0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                              0.63%       0.13%         0.39%    1.15%(1),(2),(3)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                       0.60%       0.13%         0.10%    0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund              0.64%       0.13%         0.11%    0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                         0.57%       0.13%         0.15%    0.85%(1),(3)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                            0.83%       0.13%         0.14%    1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(4) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund  0.49%       0.13%         0.18%    0.80%(1),(2),(3)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                 0.55%       0.13%         0.18%    0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                        0.62%       0.13%         0.09%    0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                   0.64%       0.13%         0.80%    1.57%(1),(2),(3)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                       0.65%       0.13%         0.08%    0.86%(1)

                                    -- 17 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                          Management   Distribution      Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses      Total
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%      2.86%(1),(2),(3)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%      0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%      1.39%(1),(2),(3)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%      0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%      1.97%(1),(2),(3)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.94%        0.13%         0.20%      1.27%(1),(3)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%      0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%      0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%      1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%      0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%      1.65%(1),(3)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%      1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%      1.29%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) Available under certain RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV - Estate Series policies sold on or after Aug. 30, 2005.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(4) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(5) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 43 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 18 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express(R) Single Premium Variable Life                                    S-6199 E          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

--------------------------------------- ---------------------------------
Old Policy Name                         New Policy Name
--------------------------------------- ---------------------------------
American Express(R) Single Premium      RiverSource(SM) Single Premium
Variable Life                           Variable Life Insurance
--------------------------------------- ---------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                  Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements                    0.55%(1)     2.20%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management   Distribution     Other
Fund (Old Name / New Name)                                                     fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%         0.20%       1.27%(1),(2)

                                    -- 19 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management   Distribution     Other
Fund (Old Name / New Name)                                                     fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%         0.29%       1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 36 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 20 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                              Prospectus Form #          SAI Form #          Date
American Express(R) Succession Select Variable Life Insurance                 S-6202 F                S-6333 C          4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

-------------------------------------------- -----------------------------------
Old Policy Name                              New Policy Name
-------------------------------------------- -----------------------------------
American Express(R) Succession Select        RiverSource(SM) Succession Select
Variable Life Insurance                      Variable Life Insurance
-------------------------------------------- -----------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.94%        0.13%         0.20%       1.27%(1),(2)

                                    -- 21 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees       (12b-1) fees  expenses       Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                                0.75%        0.25%         0.29%       1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 36 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 22 --

S-6400M A (10-05)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
         No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(d)(2) Flexible Premium Survivorship Variable Life Insurance Policy (V2D) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 6 on Form S-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 10 to Registration Statement No. 33-62457 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculation of Illustrations for Succession Select filed electronically as Exhibit (m) on or about April 28, 2005 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 is incorporated by reference.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by refernce.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically on or about April 28, 2005 as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 and is incorporated herein by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 filed electronically on or about November 24, 2004 as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 33-62457 and is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated June 7, 2005 filed electronically on or about Aug. 3, 2005 as Exhibit (r)(3) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-62457 and is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Money Laundering Prevention Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Jeryl Millner                                          Executive Vice President - Finance

Thomas W. Murphy                                       Vice President - Investments

B. Roger Natarajan                                     Director, Vice President and Chief Actuary

Benji Orr                                              Deputy Money Laundering Prevention Officer

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer


Heather M. Somers                                      Assistant General Counsel

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services, Inc.                                                         Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Money Laundering Prevention Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Jeryl A. Millner                      Executive Vice President - Finance

     Thomas W. Murphy                      Vice President - Investments

     B. Roger Natarajan                    Director, Vice President and Chief
                                           Actuary

     Benji Orr                             Deputy Money Laundering Prevention
                                           Officer

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 30th day of September, 2005.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of September, 2005.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director
------------------------------------
     Arthur H. Berman

/s/  Jeryl A. Millner***                      Executive Vice President - Finance
------------------------------------          (Principal Financial Officer)
     Jeryl A. Millner

/s/  B. Roger Natarajan*                      Director
------------------------------------
     B. Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically on or about April 28, 2005 as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 and is incorporated herein by reference, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 filed electronically on or about November 24, 2004 as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 33-62457 and is incorporated herein by reference, by:

*** Signed pursuant to Power of Attorney dated June 7, 2005 filed electronically on or about Aug. 3, 2005 as Exhibit (r)(3) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-62457 and is incorporated herein by reference, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     Prospectus for:

     AXP(R) Succession Select Variable Life Insurance filed electronically as Part A to Post-Effective Amendment No. 13 to Registration Statement No. 33-62457 filed on or about April 28, 2005 is incorporated herein by reference.

     Supplement for:

     AXP(R) Succession Select Variable Life Insurance

Part B.

     Combined Statement of Additional Information and Financial Statements for IDS Life Variable Life Separate Account for AXP(R) Succession Select Variable Life Insurance filed electronically as Part B to Post-Effective Amendment No. 13 to Registration Statement No. 333-83456 filed on or about April 28, 2005 is incorporated herein by reference

Part C.

Other information.

The signatures.

Exhibits.